Annual Total Returns		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Palm Valley Capital Fund | Palm Valley Capital Fund Investor Class
Prospectus [Line Items]
Annual Return [Percent]	[1]	4.46%	4.22%	9.47%	3.16%	3.72%	19.12%

[1]	Returns shown in the bar chart are for Investor Class shares. Institutional Class shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes have different sales charges and expenses.